Document and Entity Information	9 Months Ended
Dec. 31, 2017 shares
Document and Entity Information:
Entity Registrant Name	BIOTRICITY INC.
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Trading Symbol	btcy
Amendment Flag	false
Entity Central Index Key	0001630113
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	22,407,274
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY